CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - EUR (€) € in Thousands	Jun. 30, 2022	Dec. 31, 2021
Current assets
Current assets	€ 39,624	€ 42,748
Cash and cash equivalents	12,539	7,027
Other financial assets	5,985	18,522
Trade receivables, net	6,373	6,107
Inventories	12,127	9,482
Income tax receivables	45	23
Other assets	2,555	1,587
Non-current assets
Non-current assets	25,064	24,711
Other financial assets	731	4
Intangible assets	796	878
Property, plant and equipment	23,442	23,719
Other assets	95	110
Total assets	64,688	67,459
Current liabilities
Current liabilities	24,340	21,716
Trade payables	2,821	2,594
Contract liabilities	4,066	2,132
Other financial liabilities	15,541	14,882
Other liabilities and provisions	1,912	2,108
Non-current liabilities
Non-current liabilities	12,135	13,256
Deferred tax liabilities	8	87
Contract liabilities	137	231
Other financial liabilities	11,990	12,938
Equity
Equity	28,213	32,487
Subscribed capital	7,027	7,027
Capital reserves	109,645	110,264
Accumulated deficit	(88,485)	(85,974)
Accumulated other comprehensive income (loss)	(371)	1,400
Equity attributable to the owners of the company	27,816	32,717
Non controlling interest	397	(230)
Total equity and liabilities	€ 64,688	€ 67,459